UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: June 30, 2001.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   136 E. South Temple, #1620, Salt Lake City, UT  84111

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      David J. Wagstaff
Title:     Managing Member
Phone:     801-532-2777
Signature, Place, and Date of Signing:

           David J. Wagstaff     Salt Lake City, Utah     July 31, 2001



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       36
Form 13F Information Table Value Total:	      177,652,564.12



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN  AUTH

Costco Co., Inc.                22160Q102      11,271   274,359   Sole   None
Johnson & Johnson               478160104      10,936   218,723   Sole   None
Berkshire Hathaway      B       084670207       9,854     4,284   Sole   None
Microsoft Corp.                 594918104       9,720   133,155   Sole   None
Wells Fargo                     949746101       8,412   181,178   Sole   None
Federal Home Loan               313400301       7,889   115,930   Sole   None
PepsiCo, Inc.                   713448108       7,568   171,226   Sole   None
Tyco International              902124106       7,538   138,283   Sole   None
Comcast Corp.           A       200300200       7,536   173,640   Sole   None
Pfizer, Inc.                    717081103       6,745   168,410   Sole   None
Timberland Company		887100105       6,742   170,635   Sole   None
Phillips Petroleum              718507106       6,639   116,480   Sole   None
AT&T Liberty Media              001957208       6,548   374,385   Sole   None
Viacom Inc.             B       925524308       6,495   125,510   Sole   None
Washington Mutual               939322103       5,383   143,347   Sole   None
Watson Pharmaceut               942683103       4,715    76,489   Sole   None
Tricon Global Res               895953107       4,689   106,800   Sole   None
Mueller Industries              624756102       4,632   140,740   Sole   None
Berkshire Hathaway      A       084670108       4,511        65   Sole   None
Cisco Systems                   17275R102       4,482   246,243   Sole   None
Ace Ltd.                        004644100       4,480   114,610   Sole   None
American Standard               029712106       4,200    69,885   Sole   None
Health Mgmt Assoc               421933102       4,115   195,575   Sole   None
Sealed Air Corp                 81211K100       3,931   105,520   Sole   None
Sun Microsystems                866810104       3,617   230,073   Sole   None
Walgreen Company                931422109       3,491   101,312   Sole   None
Parker-Hannifin                 701094104       3,455    81,420   Sole   None
Harley Davidson                 412822108       2,675    56,812   Sole   None
EMC Corporation                 268648102       2,157    73,735   Sole   None
Waters Corporation              941848103       1,869    67,688   Sole   None
First American Corp             318522307         714    37,700   Sole   None
BSquare Corp		        11776U102         417    39,630   Sole   None
Shire Pharm. Gp        ADR      82481R106         226     4,075   Sole   None
Microbest, Inc.                 59500X108           2    13,506   Sole   None
Frontier Insurance              359081106           0    10,000   Sole   None
TPA America, Inc.               872605100           0    15,000   Sole   None

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